STOCK OPTIONS PLAN	12 Months Ended
Dec. 31, 2025
STOCK OPTIONS PLAN
STOCK OPTIONS PLAN

34. STOCK OPTIONS PLAN

On May 7, 2025, the Board of Directors of the Company approved a Stock Purchase Option Plan for certain employees and key officers of the Company and its subsidiaries, pursuant to the powers delegated by the Ordinary and Extraordinary General Shareholders' Meeting held on April 19, 2024. The objective of the Plan is to align the performance of key officers with the Company's strategic objectives, strengthen talent retention, and incentivize the creation of long-term, sustainable value for shareholders.

The aforementioned plan includes the following benefits paid to certain executives and employees, which are considered stock-based compensation:

The aforementioned plan includes the following benefits paid to certain executives and employees, which are considered stock-based compensation:

Stock Purchase Option

The stock option grants the holder the right to purchase a certain number of shares at a predetermined price during a specified period. Under the Stock Option Plan, the Group may issue stock options for up to 17,707,000 Class B shares. As of December 31, 2025, the Issuer had granted options for 13,132,218 Class B shares at the exercise price and according to the vesting schedule specified in each grant agreement to certain key employees and directors of the Bank and other subsidiaries. As of December 31, 2025, 4,574,782 shares remained available for future issuance under the Stock Option Plan.

Once granted, stock options may be exercised for up to seven or eight years, as applicable, from the date they are granted.

The following table shows the number of call options granted, canceled, and the weighted average exercise price:

	12/31/2025
	Number of purchase	Weighted average fair value per share
At the beginning of the year	-	-
Granted during the year	13,132,218	1.249
At the end of the year	13,132,218	1.249

The Group determines the value of the options to be granted using the Black & Sholes Model. The remaining life of the stock options is based on historical data and current expectations and is not necessarily indicative of the exercise patterns that may occur. The expected volatility reflects the assumption that historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The weighted average fair value of the options granted during the year ended December 31, 2025, was 1,249.

In accordance with IFRS 2, stock purchase plans are classified as settled transactions on the grant date.

For the year ended December 31, 2025, the share-based payment expense recognized in the consolidated statement of profit or loss and other comprehensive income, related to the stock option plan, amounted to $4,848,469.